Interest Expense (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Interest Expense

($ millions)	2021	2020
Interest expense on long-term debt	88.9	94.6
Unrealized loss on interest derivative contracts	1.7	14.5
Interest expense	90.6	109.1